Segment Reporting - Schedule of Information about Group’s Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Sales of smart electric vehicles [Member]
Segment Reporting [Line Items]
Revenues	$ 700
Cost of revenues	(447)
Segment gross profit (loss)	253
Depreciation and amortization	(23)
Changes in fair value of warrant liabilities
Changes in fair value of convertible notes
Disposal loss of property and equipment
Inventory write-downs
Salary expenses	(1,364)
Share-based compensation
Other operating expenses	(4,524)
Interest (expenses) income, net	(10)
Other income, net	92
Income tax provision	40
Segment loss	(5,536)
Operational management and delivery services [Member]
Segment Reporting [Line Items]
Revenues	54,371
Cost of revenues	(54,441)
Segment gross profit (loss)	(70)
Depreciation and amortization	(167)
Changes in fair value of warrant liabilities
Changes in fair value of convertible notes
Disposal loss of property and equipment
Inventory write-downs
Salary expenses	(14)
Share-based compensation
Other operating expenses	(161)
Interest (expenses) income, net
Other income, net
Income tax provision
Segment loss	(412)
Corporate and unallocated [Member]
Segment Reporting [Line Items]
Revenues
Cost of revenues
Segment gross profit (loss)
Depreciation and amortization	(1,429)
Changes in fair value of warrant liabilities	15
Changes in fair value of convertible notes	(1,956)
Disposal loss of property and equipment
Inventory write-downs
Salary expenses
Share-based compensation	(31,211)
Other operating expenses	(563)
Interest (expenses) income, net
Other income, net
Income tax provision
Segment loss	(35,144)
Other Operating Segment [Member]
Segment Reporting [Line Items]
Revenues	55,071	$ 572
Cost of revenues	(54,888)	(936)
Segment gross profit (loss)	183	(364)
Depreciation and amortization	(1,619)	(181)
Changes in fair value of warrant liabilities	15	(45)
Changes in fair value of convertible notes	(1,956)
Disposal loss of property and equipment		(114)
Inventory write-downs		(508)
Salary expenses	(1,378)	(25)
Share-based compensation	(31,211)
Other operating expenses	(5,248)	(1,921)
Interest (expenses) income, net	(10)	19
Other income, net	92	784
Income tax provision	40
Segment loss	$ (41,092)	$ (2,355)